ANNUAL REPORT
                                October 31, 2002
                                  -------------
                                  SYNOVUS FUNDS
                                  -------------

                         The Advisors' Inner Circle Fund

                               [GRAPHIC OMITTED]

                           Large Cap Core Equity Fund
                               Mid Cap Value Fund
                           Intermediate-Term Bond Fund
                           Georgia Municipal Bond Fund

[GRAPHIC OMITTED]
SYNOVUS FUNDS

SYNOVUS FUNDS

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Table of Contents

Report to Shareholders ......................................................  1
Manager Comments:
     Large Cap Core Equity Fund .............................................  2
     Mid Cap Value Fund .....................................................  4
     Intermediate-Term Bond Fund ............................................  6
     Georgia Municipal Bond Fund ............................................  8
Statements of Net Assets:
     Large Cap Core Equity Fund ............................................. 10
     Mid Cap Value Fund ..................................................... 12
     Intermediate-Term Bond Fund ............................................ 14
     Georgia Municipal Bond Fund ............................................ 16
Statements of Operations .................................................... 21
Statements of Changes in Net Assets ......................................... 22
Financial Highlights ........................................................ 24
Notes to the Financial Statements ........................................... 25
Independent Auditors' Report ................................................ 31
Trustees and Officers of The Advisors' Inner Circle Fund .................... 32
Notice to Shareholders ...................................................... 36
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SYNOVUS FUNDS
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Annual Report to Shareholders                                  [GRAPHIC OMITTED]
FISCAL YEAR END: OCTOBER 31, 2002

The Financial Markets continue to deal with a high level of uncertainty resulting in an elevated level of anxiety for most equity investors as the markets, with almost absolute certainty, will produce negative returns for the third year in a row. Barring an unprecedented rally for the remainder of the year in the stock market, investors will have to tolerate another year of disappointing returns.

Bond investors however, continue to enjoy about the only appreciating asset class in the market, as Federal Reserve policy continues to pave the way for low interest rates. By early November the Federal Reserve lowered rates once again by 50 basis points to an astounding level of just 11/4%. Lower yields and higher bond prices have lifted total returns on most high quality bond funds in excess of nine percent so far in 2002. Economic growth continues to improve albeit at a somewhat slow pace as recoveries normally go, and corporate profits rebounded from the sub par level of 2001, with continued progress expected next year.

Volatility has been the operative word in the equity markets during 2002. Measures of this extreme appeared in the July and October sell-off dating back to levels not surpassed since the 1987 crash. Investor confidence slipped and selling pressure jumped in the two episodes heightened by corporate accounting issues and profit reliability concerns for future earnings. The third quarter was the worst since 1987 as stocks declined nearly 18%, as only one stock in 50 or 8% of the S&P 500 went up in price. In fact all 10 of the S&P economic sectors produced negative returns for the third quarter.

Although the markets rallied impressively off the summer and fall lows, so far the sustainability is yet to be proven and the risk of missing rallies can be costly, even in a bear market. We suspect volatility will continue on the high side as the duration of this bear market is long in the tooth. Earnings visibility will have to improve further and additional stimulus, preferably in the form of tax relief will be needed to spur economic growth, as Federal Reserve monetary policy is approaching maximum effectiveness.

Managing assets with proper diversification and proven long-term strategies is the determining factor in achieving your personal investment goals and objectives. Reducing risk through a proper balance of managed portfolios provides a path of lower risk and a higher probability of success.

Mark J. Brown
Chief Investment Officer
Synovus Funds Investment Advisors

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                                                                               1
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SYNOVUS FUNDS
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Large Cap Core Equity Fund

MANAGER COMMENTS OCTOBER 31, 2002

What goes up must come down? This seems to hold true not only with objects bound by gravity but with the stock market as well. After the run of the late 1990s, the market is now poised to fall for three consecutive years. Many analysts predicted a rebound in 2002, but too much negative news weighed on the market and caused stocks to continue their slide.

Headlines have been filled with stories of corporate fraud and scandal. Accounting practices by thought-to-have-been reliable companies proved to be quite misleading. WorldCom, a former Wall Street darling, admitted to misstating revenues. In addition, arrests of several high profile CEOs for fraud and other illegal activities caused further mistrust by investors. As a result, stocks fell further.

As one might expect, consumer confidence fell sharply in reaction to the corporate scandal. International affairs then came to the forefront. President Bush announced that Iraq had weapons of mass destruction and a war might be imminent. This news coupled with general mistrust of big business and a floundering domestic economy gave investors little reason to believe stocks could hold a sustainable rally.

The Federal Reserve stepped in and lowered rates by another 50 basis points in hopes of adding a catalyst for consumer and business spending. We know the evidence of the effectiveness of rate cuts does not typically show up until several months into the future. We suspect this last rate cut should at least temporarily help stop the bleeding and get the economy off on the right foot for 2003.

What goes up must come down? History shows us that this is not the case with the stock market over the long-term though many investors may feel otherwise after the past three years. History also shows us that a diversified approach is the most effective way to take advantage of the long-term prospects for the broad market. Our style of investing (a disciplined balance of growth and value stocks diversified among all sectors of the market) offers a prudent method for long-term growth.

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2
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SYNOVUS FUNDS
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Large Cap Core Equity Fund (CONTINUED)                         [GRAPHIC OMITTED]

SYNOVUS FUNDS INVESTMENT ADVISORS
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS LARGE
CAP CORE EQUITY FUND, INSTITUTIONAL CLASS, CLASS A, CLASS B AND CLASS C, VERSUS THE S&P 500 COMPOSITE INDEX 2

                         ANNUALIZED  ANNUALIZED  ANNUALIZED   ANNUALIZED
               ONE YEAR    3 YEAR     5 YEAR      10 YEAR     INCEPTION
                RETURN    RETURN 1   RETURN 1    RETURN 1     TO DATE 1
--------------------------------------------------------------------------------
Institutional  (16.89)%   (7.86)%     2.18%       9.53%        10.35%
--------------------------------------------------------------------------------
Class A        (17.22)%   (8.12)%     1.92%       9.24%        10.06%
--------------------------------------------------------------------------------
Class A,
With Load      (21.98)%   (9.92)%     0.72%       8.59%         9.53%
--------------------------------------------------------------------------------
Class B        (17.75)%   (8.73)%     1.20%       8.46%         9.27%
--------------------------------------------------------------------------------
Class B,
With Load      (21.85)%   (9.63)%     0.82%       8.46%         9.27%
--------------------------------------------------------------------------------
Class C        (17.65)%   (8.73)%     1.21%       8.46%         9.27%
--------------------------------------------------------------------------------
Class C,
With Load      (19.30)%   (9.03)%     1.01%       8.36%         9.17%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
              Synovus      Synovus      Synovus       Synovus
            Large Cap    Large Cap    Large Cap     Large Cap
          Core Equity  Core Equity  Core Equity   Core Equity    S&P 500
                Fund,        Fund,        Fund,          Fund  Composite
        Institutional      Class A      Class B      Class C,   Index(2)
10/31/92       10,000        9,425       10,000         9,900     10,000
10/93          10,960       10,292       10,855        10,746     11,488
10/94          11,084       10,388       10,870        10,762     11,931
10/95          13,996       13,076       13,578        13,442     15,083
10/96          17,021       15,869       16,363        16,200     18,714
10/97          22,308       20,746       21,216        21,004     24,722
10/98          25,949       24,078       24,428        24,184     30,161
10/99          31,767       29,416       29,626        29,331     37,903
10/00          35,674       32,937       32,936        32,608     40,211
10/01          29,902       27,561       27,383        27,081     30,198
10/02          24,852       22,815       22,522        22,301     25,635


  Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

1 For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/ collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.

2 The S&P 500 Composite Index is a capitalization-weighted index of 500 stocks.
  The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible. Index comparisons began on October 31, 1992.

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                                                                               3
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SYNOVUS FUNDS
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Mid Cap Value Fund
MANAGER COMMENTS OCTOBER 31, 2002

MARKET ENVIRONMENT

The downward trend in equity markets has been the most severe in three decades. During the past year, valuations of good companies followed the downward trend of their weaker brethren. Value outperformed growth by a considerable margin. While this is creating some compelling investment opportunities today, it made for a difficult investment environment over the past year.

INVESTMENT DISCUSSION

Our concern that any economic recovery was unlikely to be very robust played a key role in our investment strategy. Believing that we were facing unusual times, we maintained cash levels at the higher end of our typical range.

Performance for the year was in line with the broad mid-cap segment of the market. The largest sector position in the fund during the past year was in energy. Both the sector weighting and the security selection contributed positively to performance. Security holdings in the Health Care and Utility sectors were also positive contributors to performance. Holdings in Technology and Financial Services, despite being a small percentage of the portfolio, clearly detracted from results. Another disappointment was the performance of the Fund's cable company holdings. Despite the fact that the cable investments were in stronger cable companies, the entire sector's performance became tarnished by the malfeasance at Adelphia Communications.

Our investment emphasis has been on companies that are well positioned despite the potential for a sluggish recovery. We have concentrated on companies that we believe are positioned to take market share, particularly in a more difficult business environment. These businesses are positioned to take share because they have one of the following: a strong franchise in an expanding market, a strong balance sheet that provides expansion capital in a consolidating industry, demographic shifts or new products to expand their addressable market. Finally, we have taken a cautious approach toward leverage. This is true not only of financial leverage, but operating leverage. We have been very cautious, avoiding companies with a high component of fixed cost that may have to be covered in a weak sales environment.

We have maintained our investment philosophy, throughout the year, investing in companies with strong cash flow, looking out over a three to five year investment horizon.

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4
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SYNOVUS FUNDS
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Mid Cap Value Fund (CONTINUED)                                 [GRAPHIC OMITTED]

STEINBERG PRIEST & SLOANE CAPITAL MANAGEMENT, LLC
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS MID CAP
VALUE FUND, INSTITUTIONAL CLASS, CLASS A, CLASS B AND CLASS C, VERSUS THE
RUSSELL MID CAP VALUE INDEX 2

                                                   ANNUALIZED
                                        ONE YEAR    INCEPTION
                                         RETURN     TO DATE 1
--------------------------------------------------------------------------------
Institutional                             (9.12)%     5.37%
--------------------------------------------------------------------------------
Class A                                   (9.42)%     5.12%
--------------------------------------------------------------------------------
Class A, With Load                       (14.61)%     2.73%
--------------------------------------------------------------------------------
Class B                                  (10.04)%     4.37%
--------------------------------------------------------------------------------
Class B, With Load                       (14.54)%     3.28%
--------------------------------------------------------------------------------
Class C                                   (9.95)%     4.37%
--------------------------------------------------------------------------------
Class C, With Load                       (11.76)%     3.97%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
              Synovus    Synovus     Synovus      Synovus
              Mid Cap    Mid Cap     Mid Cap      Mid Cap    Russell
                Value      Value       Value        Value    Mid Cap
                Fund,      Fund,       Fund,        Fund,      Value
        Institutional    Class A     Class B      Class C   Index(2)
4/30/00        10,000      9,425      10,000        9,900     10,000
10/31/00       11,156     10,500      11,103       10,992     10,942
10/31/01       12,154     11,425      11,989       11,857     10,791
10/31/02       11,045     10,349      10,486       10,677     10,471

  Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

1 For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than shown.

2 The Russell Mid Cap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible. Index comparisons began on April 30, 2000.

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                                                                               5
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SYNOVUS FUNDS
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Intermediate-Term Bond Fund
MANAGER COMMENTS OCTOBER 31, 2002

Interest rates continued their dramatic decent through the calendar year 2002 despite the lack of Federal Reserve activity during the year, bringing interest rates to a 41 year low. After a dramatic easing of rates in 2001, eleven cuts in all and 475 basis points off the official lending rate, the Federal Reserve took a breather until early November. But the markets led by Treasuries and high-grade sectors surged, as yields continued to plunge, investors sought the safest haven for protecting capital and the prospects for a sustainable economic recovery waned.

As equity prices reeled, setting up the prospects for a third consecutive yearly decline in stock prices, bond investors enjoyed the benefits of certainty and the lack of competition from paltry short-term savings rates and the risky landscape of high yield bonds and rising default rates. The result, quality bond returns in 2002 were the combination of avoiding the shortest of term structures and dodging the pitfalls on deteriorating corporate bond quality.

The dramatic changes in yield occurred in the short to intermediate part of the curve as the five-year note declined from 4.30% at year end to just 2.72% at the end of October. The combination of a steep yield (short rates lower than longer rates) and a focus on high-grade securities with a favorable spread to Treasuries enabled the Fund to outperform its peer group averages and the comparable benchmark for 2002.

Corporate bonds added to the performance and yield during the year and represented nearly 50% of the portfolio despite a widening of yield spreads to levels dating back for nearly seventeen years. Exposure to Government Agencies added to quality and yield over direct Treasuries giving an added boost to yield and price performance.

Bond funds have provided a valuable benefit to investors during this historic period of price volatility in the equity markets. As a diversification tool the funds have excelled in providing a balance to most overall portfolios and a benefit, reliable cash flows in uncertain times.

Obviously with rates this low the prospects for additional capital appreciation from rising bond prices seem less and less likely. This generation is accustomed to dealing with variables and a global environment since the 1950's tilted toward the everyday acceptance of inflation and rising prices. If those prospects have changed due to globalization of supply and demand the general level of interest rates may continue to remain lower for longer than most economic experts predict.

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6

SYNOVUS FUNDS
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Intermediate-Term Bond Fund (CONTINUED)                        [GRAPHIC OMITTED]

SYNOVUS FUNDS INVESTMENT ADVISORS
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS INTERMEDIATE-TERM BOND FUND, INSTITUTIONAL CLASS, CLASS A AND CLASS B, VERSUS THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX 2

                           ANNUALIZED  ANNUALIZED  ANNUALIZED  ANNUALIZED
               ONE YEAR      3 YEAR      5 YEAR      10 YEAR   INCEPTION
                RETURN      RETURN 1    RETURN 1    RETURN 1   TO DATE 1
--------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND
Institutional    6.75%       8.44%       6.69%       5.95%       5.98%
--------------------------------------------------------------------------------
Class A          6.66%       8.23%       6.46%       5.71%       5.74%
--------------------------------------------------------------------------------
Class A,
With Load        1.83%       6.56%       5.48%       5.22%       5.28%
--------------------------------------------------------------------------------
Class B          5.80%       7.42%       5.67%       4.91%       4.94%
--------------------------------------------------------------------------------
Class B,
With Load        0.80%       6.55%       5.35%       4.91%       4.94%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
              Synovus      Synovus       Synovus          Lehman
        Intermediate-  Intermediate-  Intermediate-   Intermediate
            Term Bond    Term Bond     Term Bond     Government/
                Fund,        Fund,         Fund,          Credit
        Institutional      Class A       Class B        Index(2)
6/30/92        10,000        9,550        10,000         10,000
10/31/92       10,232        9,761        10,195         10,305
10/31/93       10,952       10,428        10,804         11,329
10/31/94       10,725       10,187        10,475         11,110
10/31/95       11,815       11,194        11,424         12,501
10/31/96       12,349       11,667        11,824         13,229
10/31/97       13,185       12,432        12,494         14,219
10/31/98       14,392       13,528        13,508         15,513
10/31/99       14,295       13,415        13,281         15,667
10/31/00       14,888       13,929        13,694         16,676
10/31/01       17,079       15,943        15,559         19,054
10/31/02       18,231       17,005        16,562         20,180

  Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

1 For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than shown.

2 The Lehman Intermediate Government/Credit Index is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible. Index comparisons began on June 30, 1992.

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                                                                               7
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SYNOVUS FUNDS
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Georgia Municipal Bond Fund                                    [GRAPHIC OMITTED]
MANAGER COMMENTS OCTOBER 31, 2002

The steady decrease of interest rates during the last twelve months and the fear of equity markets have certainly rewarded holders of bond mutual funds. Bond returns outperformed the S&P 500, on a relative basis, by close to 25% for the fiscal year causing even die-hard risk takers to enter the normally sedated world of fixed-income investments. And to add icing to the cake, the intermediate part of the curve outperformed the longer end in tax-exempt as well as taxable issues. Tax-exempt issues have, over the last two months, produced yields as much as 120% of Treasuries. There was much to celebrate as the Fund completed its first fiscal year.

Intermediate-term tax-exempt rates on Georgia bonds decreased, on average, 40 basis points during the last twelve months. Bonds longer than 10 years in maturity saw much less appreciation as yields fell, on average, only 8 basis points. The cautious outlook for an economic rebound during the year as well as the lowering of short-term rates contributed largely to this phenomenon. The Fund's duration was lengthened slightly during the year, ending on October 31, 2002, with an average maturity of 6.45 years and a duration of 5.50.

As the Fund begins its second fiscal year, there has been some renewed interest in the stock market with stronger than expected third quarter Gross Domestic Product and generally better-than-expected earnings reports, luring investors to begin putting some of the growth allocation back into their portfolios. The Fund will continue to maintain its somewhat shorter duration in anticipation that this was indeed the last rate cut the Federal Open Market Committee will see fit to disseminate into the market. To position itself for stagnant or rising interest rates, albeit slowly, over the next few months, the duration of the Fund will be increased slightly as it begins to capture higher yields. Focus will be on the higher end of credit quality in the Fund as the key variables of consumer and government spending are monitored closely.

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8
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SYNOVUS FUNDS
--------------------------------------------------------------------------------
Georgia Municipal Bond Fund (CONTINUED)                        [GRAPHIC OMITTED]
SYNOVUS FUNDS INVESTMENT ADVISORS
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS GEORGIA MUNICIPAL BOND FUND, INSTITUTIONAL CLASS AND CLASS A, VERSUS THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX 2

                          ANNUALIZED  ANNUALIZED  ANNUALIZED   ANNUALIZED
               ONE YEAR     3 YEAR      5 YEAR      10 YEAR    INCEPTION
                RETURN     RETURN 1    RETURN 1     RETURN 1   TO DATE 1
--------------------------------------------------------------------------------
GEORGIA TAX-FREE
Institutional    5.12%      6.88%       4.79%        4.70%      4.71%
--------------------------------------------------------------------------------
Class A          4.63%      6.52%       4.51%        4.42%      4.42%
--------------------------------------------------------------------------------
Class A,
With Load       (0.06)%     4.89%       3.54%        3.94%      3.96%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
                  Synovus        Synovus
                  Georgia        Georgia           Lehman
                Municipal      Municipal           7 Year
               Bond Fund,     Bond Fund,   Municipal Bond
            Institutional        Class A         Index(2)
6/30/92            10,000          9,550           10,000
10/31/92           10,157          9,693           10,207
10/31/93           10,975         10,448           11,426
10/31/94           10,684         10,147           11,209
10/31/95           11,684         11,068           12,596
10/31/96           12,077         11,408           13,183
10/31/97           12,729         11,977           14,166
10/31/98           13,413         12,607           15,213
10/31/99           13,177         12,352           15,215
10/31/00           13,994         13,076           16,255
10/31/01           15,302         14,269           17,860
10/31/02           16,086         14,930           18,976

  Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

1 For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.

2 The Lehman 7 Year Municipal Bond Index is an unmanaged broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible. Index comparisons began on June 30, 1992.

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2002

                                                 Market
                                                  Value
LARGE CAP CORE EQUITY FUND           Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK (90.9%)
AEROSPACE & DEFENSE (2.5%)
   United Technologies               64,450  $    3,975
                                             ----------
AUTOMOTIVE (2.0%)
   General Motors                    95,000       3,159
                                             ----------
BANKS (3.9%)
   FleetBoston Financial            125,400       2,933
   SouthTrust                       128,950       3,304
                                             ----------
                                                  6,237
                                             ----------
CHEMICALS (1.1%)
   E.I. du Pont de Nemours           42,600       1,757
                                             ----------
COMPUTERS & SERVICES (7.4%)
   Cisco Systems*                   234,700       2,624
   Dell Computer*                   131,400       3,759
   Electronic Data Systems           60,600         913
   Microsoft*                        84,850       4,537
                                             ----------
                                                 11,833
                                             ----------
COSMETICS & TOILETRIES (2.5%)
   Colgate-Palmolive                 72,800       4,003
                                             ----------
ELECTRICAL SERVICES (3.1%)
   Southern                         166,400       4,942
                                             ----------
ENTERTAINMENT (1.9%)
   AOL Time Warner*                 202,200       2,982
                                             ----------
ENVIRONMENTAL SERVICES (2.0%)
   Republic Services*               160,000       3,293
                                             ----------
FINANCIAL SERVICES (8.6%)
   Capital One Financial             65,000       1,981
   Citigroup                        109,800       4,057
   Fannie Mae                        68,100       4,553
   Morgan Stanley                    80,100       3,117
                                             ----------
                                                 13,708
                                             ----------
FOOD, BEVERAGE & TOBACCO (5.0%)
   Anheuser-Busch                    67,400       3,556
   Coca-Cola                         70,000       3,254
   JM Smucker                           910          33
   PepsiCo                           25,900       1,142
                                             ----------
                                                  7,985
                                             ----------
GAS/NATURAL GAS (0.2%)
   El Paso                           52,026         403
                                             ----------
HEALTH CARE (6.3%)
   Baxter International              80,100       2,004
   Johnson & Johnson                 86,300       5,070
   Medtronic                         67,900       3,042
                                             ----------
                                                 10,116
                                             ----------

                                                 Market
                                                  Value
                                      Shares      (000)
--------------------------------------------------------------------------------
INSURANCE (4.8%)
   Aflac                            123,700  $    3,765
   American International Group      63,100       3,947
                                             ----------
                                                  7,712
                                             ----------
MACHINERY (2.0%)
   Deere                             70,000       3,247
                                             ----------
MANUFACTURING (4.6%)
   General Electric                 186,049       4,698
   Tyco International               183,200       2,649
                                             ----------
                                                  7,347
                                             ----------
PAPER & PAPER PRODUCTS (1.1%)
   International Paper               52,300       1,827
                                             ----------
PETROLEUM & FUEL PRODUCTS (5.8%)
   ConocoPhillips                    57,854       2,806
   Exxon Mobil                      116,484       3,921
   Schlumberger                      62,450       2,505
                                             ----------
                                                  9,232
                                             ----------
PHARMACEUTICALS (8.4%)
   Amgen*                            80,000       3,725
   Merck & Co                       101,000       5,478
   Pfizer                           133,400       4,238
                                             ----------
                                                 13,441
                                             ----------
RETAIL (10.4%)
   Bed Bath & Beyond*                75,000       2,660
   Home Depot                       115,700       3,341
   Target                            65,000       1,958
   Wal-Mart Stores                   71,900       3,850
   Walgreen                          70,000       2,363
   Yum! Brands*                     108,400       2,442
                                             ----------
                                                 16,614
                                             ----------
SEMI-CONDUCTORS/INSTRUMENTS (2.5%)
   Intel                            233,000       4,031
                                             ----------
TELEPHONES & TELECOMMUNICATIONS (4.8%)
   Motorola                         189,100       1,734
   SBC Communications               110,019       2,823
   Verizon Communications            81,962       3,095
                                             ----------
                                                  7,652
                                             ----------
TOTAL COMMON STOCK
   (Cost $173,705)                              145,496
                                             ----------

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets                                        [GRAPHIC OMITTED]
OCTOBER 31, 2002

                                  Contracts/     Market
LARGE CAP CORE EQUITY FUND        Face Amount     Value
(concluded)                           (000)       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.6%)
   Morgan Stanley
     1.780%, dated 10/31/02,
     matures 11/01/02,
     repurchase price $13,844,913
     (collateralized by U.S. Treasury
     Obligation, with a total
     market value $14,121,382)      $13,844  $   13,844
                                             ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $13,844)                                13,844
                                             ----------
TOTAL INVESTMENTS (99.5%)
   (Cost $187,549)                              159,340
                                             ----------
WRITTEN OPTIONS (-0.3%)
   AOL Time Warner Call,
     Expires 01/21/03,
     Strike Price $17.50             (1,000)        (50)
   Citigroup Call,
     Expires 12/24/02,
     Strike Price $40                  (799)        (64)
   Merck Call,
     Expires 01/21/03,
     Strike Price $60                  (300)        (24)
   Microsoft Call,
     Expires 01/21/03,
     Strike Price $60                  (300)        (45)
   Republic Services Call
     Expires 01/21/03,
     Strike Price $22.50               (500)        (27)
   Southern Call,
     Expires 11/19/02,
     Strike Price $30                (1,300)        (72)
   Verizon Communications Call,
     Expires 01/21/03,
     Strike Price $40                  (812)       (150)
   Wal-Mart Stores Call,
     Expires 12/24/02,
     Strike Price $60                  (350)        (16)
                                             ----------
TOTAL WRITTEN OPTIONS
   (Premium $(483))                                (448)
                                             ----------
OTHER ASSETS AND LIABILITIES (0.8%)
   Payable for Administrative Fees                  (18)
   Payable for Distribution Fees                     (3)
   Payable for Investment Advisory Fees             (79)
   Other Assets and Liabilities, Net              1,337
                                             ----------
TOTAL OTHER ASSETS AND LIABILITIES, NET           1,237
                                             ----------

                                                  Value
                                                  (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization --
   no par value) based on 19,102,007
   outstanding shares of beneficial interest   $185,009
Portfolio Shares of Class A Shares
   (unlimited authorization --
   no par value) based on 229,363
   outstanding shares of beneficial interest      2,195
Portfolio Shares of Class B Shares
   (unlimited authorization --
   no par value) based on 91,025
   outstanding shares of beneficial interest        888
Portfolio Shares of Class C Shares
   (unlimited authorization --
   no par value) based on 332,186
   outstanding shares of beneficial interest      3,255
Undistributed net investment income                  97
Accumulated net realized loss on investments     (3,141)
Net unrealized depreciation
   on investments and written options           (28,174)
                                             ----------
TOTAL NET ASSETS (100.0%)                    $  160,129
                                             ==========
Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares          $8.11
                                                  =====
Net Asset Value and Redemption
   Price Per Share, Class A Shares                $8.09
                                                  =====
Maximum Offering Price Per Share,
   Class A Shares ($8.09 (DIVIDE) 94.25%) (B)     $8.58
                                                  =====
Net Asset Value and Offering
   Price Per Share, Class B Shares (A)            $8.07
                                                  =====
Net Asset Value and Redemption
   Price Per Share, Class C Shares (A)            $8.07
                                                  =====
Maximum Offering Price Per Share,
   Class C Shares ($8.07 (DIVIDE) 99.00%) (B)     $8.15
                                                  =====
  *  NON-INCOME PRODUCING SECURITY.

(A) CLASS B AND C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTES TO FINANCIAL STATEMENTS.

(B) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2002

                                                 Market
                                                  Value
MID CAP VALUE FUND                   Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK (88.0%)
AEROSPACE & DEFENSE (1.2%)
   General Dynamics                   6,500   $     514
                                              ---------
APPAREL/TEXTILES (1.9%)
   Jones Apparel Group*               1,000          34
   Liz Claiborne                     26,000         773
                                              ---------
                                                    807
                                              ---------
CABLE TELEVISION (3.0%)
   Shaw Communications, Cl B        128,600       1,300
                                              ---------
CAPITAL GOODS (0.8%)
   American Power Conversion*        26,200         339
                                              ---------
CHEMICALS (1.2%)
   Agrium                            55,000         541
                                              ---------
COMMUNICATIONS EQUIPMENT (0.8%)
   Gemstar-TV Guide International*   41,800         151
   Scientific-Atlanta                17,000         207
                                              ---------
                                                    358
                                              ---------
COMPUTER SERVICES (2.3%)
   Reynolds & Reynolds               42,100         997
                                              ---------
CONSUMER NON-DURABLES (4.3%)
   International Flavors &
     Fragrances                      55,500       1,862
                                              ---------
E-COMMERCE (6.3%)
   USA Interactive*                 107,100       2,714
                                              ---------
ELECTRIC UTILITIES (4.8%)
   Constellation Energy Group        37,500         959
   SCANA                             39,000       1,138
                                              ---------
                                                  2,097
                                              ---------
ENTERTAINMENT (1.8%)
   Regal Entertainment Group*        40,000         772
                                              ---------
FINANCE (0.9%)
   GATX                              20,000         401
                                              ---------
FINANCIAL SERVICES (1.0%)
   eFunds*                           28,000         247
   Stilwell Financial                15,000         176
                                              ---------
                                                    423
                                              ---------
FOOD, BEVERAGE & TOBACCO (3.9%)
   Conagra Foods                     70,000       1,697
                                              ---------
HEALTH CARE (10.0%)
   Aetna                             44,700       1,801
   Gentiva Health Services*          38,000         302
   Human Genome Sciences*            25,000         244
   ImClone Systems*                  40,000         287

                                                 Market
                                                  Value
                                      Shares      (000)
--------------------------------------------------------------------------------
   IMS Health                        29,000   $     436
   Invacare                           6,300         199
   LabCorp*                          13,300         321
   Ocular Sciences*                  15,700         335
   Quest Diagnostics*                 6,500         415
                                              ---------
                                                  4,340
                                              ---------
INSURANCE (12.8%)
   Arch Capital Group*              105,000       2,941
   Everest Re Group                  35,300       2,048
   Montpelier Re Holdings*           22,000         559
                                              ---------
                                                  5,548
                                              ---------
MACHINERY (1.1%)
   Global Power Equipment Group*    115,000         471
                                              ---------
OIL & GAS SERVICES (2.0%)
   Grant Prideco*                    15,000         145
   Input/Output*                     80,000         348
   Newpark Resources*               110,000         354
                                              ---------
                                                    847
                                              ---------
PETROLEUM & FUEL PRODUCTS (9.7%)
   EnCana                            86,848       2,527
   Tom Brown*                        65,000       1,554
   Transocean                         6,300         138
                                              ---------
                                                  4,219
                                              ---------
PROFESSIONAL SERVICES (6.0%)
   Gartner, Cl A*                    74,900         599
   Gartner, Cl B*                    38,200         308
   Iron Mountain*                    59,300       1,673
                                              ---------
                                                  2,580
                                              ---------
REAL ESTATE INVESTMENT TRUSTS (6.8%)
   Archstone-Smith Trust             50,000       1,147
   iStar Financial                   63,200       1,795
                                              ---------
                                                  2,942
                                              ---------
RETAIL (4.0%)
   Borders Group*                    30,000         517
   Charming Shoppes*                 90,000         414
   Neiman-Marcus Group*               6,000         160
   Ross Stores                       15,000         628
                                              ---------
                                                  1,719
                                              ---------

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets                                        [GRAPHIC OMITTED]
OCTOBER 31, 2002

                                                 Market
MID CAP VALUE FUND                                Value
(CONCLUDED)                          Shares       (000)
--------------------------------------------------------------------------------
TECHNOLOGY (1.4%)
   Avaya*                           143,474    $    287
   Enterasys Networks*              176,000         213
   Midway Games*                     29,500         120
                                              ---------
                                                    620
                                              ---------
TOTAL COMMON STOCK
   (Cost $43,638)                                38,108
                                              ---------
CONVERTIBLE BONDS (0.4%)
   Charter Communications
     5.75%, 10/15/05                   $719         155
                                              ---------
TOTAL CONVERTIBLE BONDS
   (Cost $487)                                      155
                                              ---------
REPURCHASE AGREEMENT (11.6%)
   Morgan Stanley
    1.780%, dated 10/31/02,
    matures 11/01/02,
    repurchase price $5,034,609
    (collateralized by a U.S. Treasury
    Obligation, with a total
    market value $5,135,164)          5,034       5,034
                                              ---------
TOTAL REPURCHASE AGREEMENT
   (Cost $5,034)                                  5,034
                                              ---------
TOTAL INVESTMENTS (100.0%)
   (Cost $49,159)                                43,297
                                              ---------
OTHER ASSETS AND LIABILITIES (0.0%)
   Payable for Administrative Fees                  (12)
   Payable for Distribution Fees                     (3)
   Payable for Investment Advisory Fees             (14)
   Other Assets and Liabilities, Net                 37
                                              ---------
TOTAL OTHER ASSETS AND LIABILITIES, NET               8
                                              ---------

                                                 Market
                                                  Value
                                                  (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization --
   no par value) based on 4,343,493
   outstanding shares of beneficial interest    $43,975
Portfolio Shares of Class A Shares (unlimited
   authorization -- no par value) based
   on 137,817
   outstanding shares of beneficial interest      1,468
Portfolio Shares of Class B Shares (unlimited
   authorization -- no par value) based
   on 141,244
   outstanding shares of beneficial interest      1,448
Portfolio Shares of Class C Shares (unlimited
   authorization -- no par value) based
   on 215,182
   outstanding shares of beneficial interest      2,248
Undistributed net investment income                 240
Accumulated net realized loss on investments       (212)
Net unrealized depreciation on investments       (5,862)
                                              ---------
TOTAL NET ASSETS (100.0%)                     $  43,305
                                              =========
Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares          $8.96
                                                  =====
Net Asset Value and Redemption
   Price Per Share -- Class A Shares              $8.94
                                                  =====
Maximum Offering Price Per Share,
   Class A Shares ($8.94 (DIVIDE) 94.25%) (B)     $9.49
                                                  =====
Net Asset Value and Offering
   Price Per Share -- Class B Shares (A)          $8.88
                                                  =====
Net Asset Value and Redemption
   Price Per Share -- Class C Shares (A)          $8.88
                                                  =====
Maximum Offering Price Per Share,
   Class C Shares ($8.88 (DIVIDE) 99.00%) (B)     $8.97
                                                  =====

 *  NON-INCOME PRODUCING SECURITY.

(A) CLASS B AND C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTES TO FINANCIAL STATEMENTS.

(B) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.

CL -- CLASS

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2002

                                      Face       Market
                                     Amount       Value
INTERMEDIATE-TERM BOND FUND           (000)       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (48.9%)
   FHLB, Ser S706
        5.375%, 05/15/06            $ 5,000  $    5,431
                                             ----------
   FHLMC
        7.000%, 03/15/10              1,000       1,187
        5.750%, 03/15/09              4,000       4,440
        5.500%, 07/15/06              5,000       5,475
        5.125%, 10/15/08              7,000       7,563
                                             ----------
                                                 18,665
                                             ----------
   FNMA
        7.125%, 03/15/07              1,500       1,750
        7.000%, 05/01/11                299         318
        6.625%, 10/15/07              9,500      10,945
        6.000%, 12/15/05              1,000       1,105
        5.500%, 03/15/11              9,000       9,732
        5.250%, 06/15/06              9,000       9,765
        5.250%, 04/15/07              5,000       5,446
        4.375%, 10/15/06              5,000       5,276
        4.250%, 07/15/07              5,000       5,236
                                             ----------
                                                 49,573
                                             ----------
   FNMA, MTN
        6.875%, 09/10/12              1,000       1,128
        6.550%, 11/21/07              1,500       1,504
                                             ----------
                                                  2,632
                                             ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $71,890)                                76,301
                                             ----------
CORPORATE OBLIGATIONS (45.3%)
AUTOMOTIVE (6.8%)
   Cooper Tire & Rubber
        7.750%, 12/15/09              1,500       1,669
   DaimlerChrysler
        6.400%, 05/15/06              5,000       5,298
   Hertz
        7.625%, 08/15/07              4,000       3,651
                                             ----------
                                                 10,618
                                             ----------
BROADCASTING, NEWSPAPERS & ADVERTISING (3.1%)
   Motorola
        7.625%, 11/15/10              5,000       4,869
                                             ----------
CHEMICALS (2.2%)
   E.I. du Pont de Nemours
        6.875%, 10/15/09              3,000       3,487
                                             ----------
COMPUTERS - HARDWARE (3.3%)
   Hewlett Packard
        5.750%, 12/15/06              5,000       5,203
                                             ----------

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------
ENTERTAINMENT (1.3%)
   Walt Disney
        5.500%, 12/29/06            $ 2,000  $    2,090
                                             ----------
FINANCIAL SERVICES (17.2%)
   Citigroup
        6.500%, 01/18/11              2,000       2,202
   Fannie Mae
        4.750%, 06/18/07              5,000       5,213
   Goldman Sachs
        5.700%, 09/01/12              4,000       4,092
   Household Finance
        7.200%, 07/15/06              5,000       4,655
   John Deere Capital
        5.125%, 10/19/06              5,000       5,256
   Lehman Brothers Holdings
        6.250%, 05/15/06              5,000       5,379
                                             ----------
                                                 26,797
                                             ----------
FOOD, BEVERAGE & TOBACCO (1.8%)
   Coca-Cola Enterprises
        5.750%, 11/01/08              2,500       2,719
                                             ----------
INSURANCE (2.9%)
   Lion Connecticut Holding
        7.125%, 08/15/06              4,000       4,455
                                             ----------
MEDICAL PRODUCTS & SERVICES (3.4%)
   Baxter International
        5.250%, 05/01/07              5,000       5,223
                                             ----------
TELEPHONES & TELECOMMUNICATIONS (3.3%)
   AT&T
        6.000%, 03/15/09              2,000       1,910
   SBC Communications
        6.125%, 02/15/08              3,000       3,261
                                             ----------
                                                  5,171
                                             ----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $69,013)                                70,632
                                             ----------
REPURCHASE AGREEMENT (4.9%)
   Morgan Stanley,
    1.780%, dated 10/31/02,
    matures 11/01/02,
    repurchase price $7,631,596
    (collateralized by U.S. Treasury
    Obligations, with a total
    market value $7,784,166)          7,631       7,631
                                             ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $7,631)                                  7,631
                                             ----------
TOTAL INVESTMENTS (99.1%)
   (Cost $148,534)                           $  154,564
                                             ----------

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets                                        [GRAPHIC OMITTED]
OCTOBER 31, 2002

INTERMEDIATE-TERM BOND FUND                       Value
(CONCLUDED)                                       (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
   Payable for Administrative Fees           $      (19)
   Payable for Investment Advisory Fees             (60)
   Other Assets and Liabilities, Net              1,483
                                             ----------
TOTAL OTHER ASSETS AND LIABILITIES, NET           1,404
                                             ----------
NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization --
   no par value) based on 14,949,958
   outstanding shares of beneficial interest    146,265
Portfolio Shares of Class A Shares
   (unlimited authorization --
   no par value) based on 82,234
   outstanding shares of beneficial interest        825
Portfolio Shares of Class B Shares
   (unlimited authorization --
   no par value) based on 32,260
   outstanding shares of beneficial interest        328
Accumulated net realized gain on investments      2,520
Net unrealized appreciation on investments        6,030
                                             ----------
TOTAL NET ASSETS (100.0%)                    $  155,968
                                             ==========
Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares         $10.35
                                                 ======
Net Asset Value and Redemption
   Price Per Share, Class A Shares               $10.36
                                                 ======
Maximum Offering Price Per Share,
   Class A Shares ($10.36 (DIVIDE) 95.50%) (B)   $10.85
                                                 ======
Net Asset Value and Offering
   Price Per Share, Class B Shares (A)           $10.36
                                                 ======

(A) CLASS B AND C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTES TO FINANCIAL STATEMENTS.

(B) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

SER -- SERIES

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2002

                                      Face       Market
                                     Amount       Value
GEORGIA MUNICIPAL BOND FUND           (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.8%)
   Alpharetta, Development
     Authority, State University
     Foundation Project, RB
        4.450%, 11/01/11            $   350    $    366
   Alpharetta, GO
        5.000%, 05/01/08                250         274
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser A, RB, AMBAC
        5.100%, 07/01/06                100         104
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser A, RB, MBIA
        5.500%, 07/01/14                200         216
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser B, RB, MBIA
        5.100%, 07/01/14                500         534
        5.100%, 07/01/15                750         795
   Atlanta, Water & Sewer
     Authority, RB, ETM
        6.000%, 01/01/11                250         293
   Atlanta, Water & Wastewater
     Authority, Ser A, RB, FGIC,
     Pre-Refunded @ 101(A)
        5.000%, 11/01/38                280         311
   Augusta, Water & Sewer
     Revenue, RB, FSA
        5.250%, 10/01/13                250         280
   Austell, Gas Authority, RB
        5.100%, 06/01/09                300         330
   Bibb County, Development
     Authority, Wesleyan College
     Project, RB, AMBAC
        4.700%, 10/01/11                300         322
   Burke County, Development
     Authority of Pollution Control,
     Vogtle Project, RB
        4.450%, 01/01/32                500         517
   Butts County, School District,
     GO
        4.000%, 09/01/06                105         111
   Camden County, Solid Waste
     Authority, RB, MBIA
        4.400%, 03/01/11                200         211
        4.375%, 03/01/10                135         142
   Carroll County, Water & Sewer
     Authority, RB, AMBAC
        5.000%, 07/01/12                500         546
        4.100%, 07/01/09                150         157

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------
   Chatham County, School
     District, Ser A, GO
        4.400%, 08/01/10            $    75    $     79
   Chatham County, School
     District, Ser B, GO
        4.150%, 08/01/07                500         531
   Cherokee County, School
     District, GO
        5.250%, 08/01/14                480         525
        5.000%, 08/01/07                500         549
        5.000%, 08/01/08                400         439
        5.000%, 02/01/12                685         751
        4.125%, 02/01/10                545         563
   Cherokee County, Water & Sewer
     Authority, RB, FSA
        4.500%, 08/01/13                500         527
        4.400%, 08/01/12                400         422
   Clarke County, Hospital Authority,
     Athens Regional Medical
     Center Project, RB, MBIA
        5.300%, 01/01/10                100         107
   Clayton County, Hospital Authority,
     Southern Regional Medical
     Center Project, RB, MBIA
        5.250%, 08/01/11                300         333
   Clayton County, Water
     Authority, RB
        4.500%, 05/01/10                280         299
   Cobb County, GO
        5.000%, 01/01/10                500         534
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, Ser B, RB
        4.300%, 04/01/10                275         286
   Cobb County, School
     District, GO
        4.750%, 02/01/06                150         154
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority,
     RB, AMBAC
        5.000%, 10/01/09                550         606
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority,
     RB, MBIA
        5.000%, 10/01/10                380         419
   College Park, Business &
     Industrial Development
     Authority, Civic Center
     Project, RB, AMBAC
        5.500%, 09/01/11                300         343

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
16

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets                                        [GRAPHIC OMITTED]
OCTOBER 31, 2002

                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(CONTINUED)                           (000)       (000)
--------------------------------------------------------------------------------
   Columbus, Building Lease
     Authority, Ser A, RB
        4.100%, 06/01/10            $   315    $    328
        4.100%, 06/01/11                500         519
   Columbus, Hospital Authority,
     Anticipation Certificates, RB
        5.400%, 06/01/07                100         104
   Coweta County, Water & Sewer
     Authority, RB
        5.200%, 06/01/21                150         156
        4.450%, 06/01/11                150         160
   De Kalb County, GO
        5.250%, 01/01/11                230         239
   De Kalb County, Water & Sewer
     Authority, RB
        5.500%, 10/01/15                250         276
        4.625%, 10/01/09                300         325
        4.625%, 10/01/11                200         214
   De Kalb County, Water & Sewer
     Authority, RB
        4.500%, 10/01/10                450         481
   Douglas County, School
     District, GO
        4.000%, 01/01/09                250         259
   Douglasville-Douglas County,
     Water & Sewer Authority,
     RB, AMBAC
        5.450%, 06/01/07                325         362
   Downtown Savannah
     Authority, Stormwater Capital
     Imports Project, RB
        4.600%, 08/01/11                600         631
   Fayette County, Water
     Authority, RB, FSA
        4.300%, 10/01/12                200         210
   Fayette County, Public Facilities
     Authority, Criminal Justice
     Center Project, RB
        5.375%, 06/01/09                100         112
        4.500%, 06/01/14                250         259
        4.400%, 06/01/13                250         261
   Fayette County, School
     District, GO
        4.300%, 03/01/10                500         522
   Fayette County, Water
     Authority, RB, FSA
        4.400%, 10/01/13                275         287
   Fayette County, Water
     Authority, Ser A, RB, FGIC
        4.900%, 10/01/07                250         274
   Floyd County, Water
     Authority, RB, AMBAC
        4.350%, 11/01/12                170         177
   Forsyth County, GO
        5.200%, 03/01/09                300         331

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------
   Forsyth County, School
     District, GO
        5.000%, 02/01/07            $   500    $    544
        4.600%, 07/01/13                100         106
        4.250%, 07/01/10                375         391
        4.100%, 07/01/09                125         131
        4.000%, 07/01/07                200         210
   Forsyth County, Water & Sewer
     Authority, RB
        4.750%, 04/01/12                400         424
        4.300%, 04/01/12                125         131
   Forsyth County, Water & Sewer
     Authority, RB,
     Pre-Refunded @ 101(A)
        5.500%, 04/01/11                125         143
   Fulco, Hospital Authority, Saint
     Joseph Hospital, Anticipation
     Certificates, RB,
     Pre-Refunded @ 102(A)
        5.100%, 10/01/05                250         272
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser A, RB
        4.500%, 11/01/10                100         107
        4.300%, 11/01/08                240         256
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser B, RB, MBIA
        5.000%, 09/01/12                250         268
   Fulton County, School
     District, GO
        5.250%, 01/01/13                500         560
        5.250%, 01/01/14                260         290
   Fulton County, Water & Sewer
     Authority, RB, FGIC
        5.250%, 01/01/10                395         434
        5.250%, 01/01/11                250         273
        5.250%, 01/01/12                300         327
        5.250%, 01/01/13                100         109
   Gainesville & Hall Counties,
     Hospital Authority, Northeast
     Georgia Health System Project,
     RB, MBIA
        4.625%, 05/15/07                300         322
        4.600%, 05/15/06                220         235
   Gainesville, Water & Sewer
     Authority, RB, FGIC
        5.625%, 11/15/15                500         556
        5.200%, 11/15/11                100         110
   Georgia State, Ser C, GO
        6.500%, 07/01/07                605         705
        6.500%, 04/01/08                400         469
        6.250%, 08/01/08                750         877

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2002

                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(CONTINUED)                           (000)       (000)
--------------------------------------------------------------------------------
   Georgia State, Ser D, GO
        7.400%, 08/01/07            $   500    $    604
        6.300%, 11/01/09              1,000       1,191
        5.250%, 08/01/09                500         561
        5.000%, 08/01/12              1,000       1,109
   Georgia State, Ser E, GO
        6.750%, 12/01/10                500         615
   Glynn County, Board of
     Education, GO, FSA
        5.000%, 07/01/06                 75          82
   Gwinett County, School
     District, GO
        4.500%, 02/01/08                500         507
   Gwinnett County, GO
        3.300%, 01/01/11                600         583
   Gwinnett County, Water &
     Sewer Authority, RB
        5.000%, 08/01/14                285         306
        5.000%, 08/01/15                500         532
        5.500%, 08/01/07(B)             500         432
        5.650%, 08/01/09(B)             285         223
   Henry County, School
     District, GO
        5.200%, 08/01/10                500         554
   Houston County, School
     District, Intergovernmental
     Contract, COP
        5.750%, 03/01/09                100         106
   Jackson County, School
     District, GO
        4.750%, 07/01/14                250         261
   Jones County, School
     District, GO
        5.000%, 01/01/08                435         445
   Lee County, Utilities Authority,
     Water & Sewer Project, RB, FSA
        4.700%, 07/01/13                500         527
   Macon, School District Project,
     Ser A, RB
        4.800%, 10/01/05                205         214
   Marietta, School District,
     Ser A, GO
        4.000%, 02/01/08                250         260
   Monroe, Utility Revenue
     Authority, RB
        5.000%, 12/01/17                135         142
   Monroe, Utility Revenue
     Authority, RB, FSA
        4.500%, 12/01/12                500         533
   Newton County, Hospital
     Authority, Newton Health
     System Project-1999, RB
        5.250%, 02/01/09                400         438
   Newton County, Water & Sewer
     Authority, RB
        5.000%, 11/01/09                320         350

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------
   Paulding County, Water & Sewer
     Authority, RB, AMBAC
        4.500%, 12/01/11            $   205    $    218
        4.100%, 12/01/07                220         234
   Richmond County, Water &
     Sewer Authority, Capital
     Appreciation Project,
     RB, ETM(B)
        6.800%, 10/01/07              1,000         852
   Richmond County, Water &
     Sewer Authority, Ser A,
     RB, FGIC
        6.000%, 10/01/06                130         147
   Rockdale County, Water & Sewer
     Authority, Ser A, RB, MBIA
        5.500%, 07/01/15                200         220
   Rome, Water & Sewer Authority,
     RB, AMBAC
        5.250%, 01/01/09                500         554
   Roswell, GO
        5.000%, 02/01/08                150         164
        4.800%, 02/01/06                300         323
   Roswell, GO,
     Pre-Refunded @ 101(A)
        5.500%, 02/01/14                150         170
   State, Environmental Facilities
     Authority, Water & Waste
     Water Project, RB
        4.700%, 07/01/11                500         529
        4.500%, 07/01/09                500         533
   State, Environmental Facilities
     Authority, Water & Wastewater
     Project, RB
        4.500%, 07/01/08                500         538
   State, Municipal Electric
     Authority, Project One, Ser A,
     RB, MBIA
        5.125%, 01/01/11                500         533
   State, Municipal Gas Authority,
     Buford Project, RB, FSA
        5.600%, 11/01/13                300         337
        5.500%, 11/01/11                200         227
        4.700%, 11/01/08                215         232
        4.650%, 11/01/07                205         222
   State, Municipal Gas Authority,
     City of Toccoa Project,
     RB, AMBAC
        4.250%, 06/01/09                200         209
   State, Private Colleges &
     Universities Authority, Agnes
     Scott College Project, RB, MBIA
        4.000%, 06/01/08                175         183

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets                                        [GRAPHIC OMITTED]
OCTOBER 31, 2002

                                     Shares/     Market
GEORGIA MUNICIPAL BOND FUND       Face Amount     Value
(CONCLUDED)                           (000)       (000)
--------------------------------------------------------------------------------
   State, Private Colleges &
     Universities Authority, Emory
     University Project, Ser A, RB
        5.000%, 11/01/11            $   300    $    332
        4.700%, 11/01/11                500         534
   State, Private Colleges &
     Universities Authority, Mercer
     University Project, Ser A, RB
        4.750%, 10/01/11                300         319
        4.450%, 10/01/07                300         321
   State, Ser A, GO
        5.000%, 07/01/14              1,000       1,073
   State, Ser C, GO
        7.250%, 07/01/09                150         186
   State, Ser D, GO
        5.250%, 10/01/15                580         650
   State, Tollway Authority, Georgia
      400 Project, RB
        4.500%, 07/01/11                250         268
   Troup County, School
     District, GO
        4.000%, 02/01/07                500         524
   Upper Oconee, Basin Water
     Authority, RB, FGIC
        4.950%, 07/01/11                250         271
                                              ---------
TOTAL MUNICIPAL BONDS
   (Cost $46,676)                                49,191
                                              ---------
MONEY MARKET (0.3%)
   SEI Tax Exempt Trust,
     Institutional Tax-Free
     Fund, Cl A 1.510%              161,674         162
                                              ---------
TOTAL MONEY MARKET
   (Cost $162)                                      162
                                             ----------
TOTAL INVESTMENTS (99.1%)
   (Cost $46,838)                                49,353
                                              ---------
OTHER ASSETS AND LIABILITIES (0.9%)
   Payable for Administrative Fees                  (10)
   Payable for Investment Advisory Fees             (19)
   Other Assets and Liabilities, Net                463
                                              ---------
TOTAL OTHER ASSETS AND LIABILITIES, NET             434
                                              ---------

                                                Value
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization --
   no par value) based on 4,844,429
   outstanding shares of beneficial interest    $46,515
Portfolio Shares of Class A Shares
   (unlimited authorization --
   no par value) based on 45,285
   outstanding shares of beneficial interest        444
Accumulated net realized gain on investments        313
Net unrealized appreciation on investments        2,515
                                                -------
TOTAL NET ASSETS (100.0%)                       $49,787
                                                =======
Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares         $10.18
                                                 ======
Net Asset Value and Redemption
   Price Per Share, Class A Shares               $10.18
                                                 ======
Maximum Offering Price Per Share,
   Class A Shares ($10.18 (DIVIDE) 95.50%) (C)   $10.66
                                                 ======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.

(B) ZERO COUPON SECURITY. THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.

AMBAC AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

CL -- CLASS

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION

FSA -- FINANCIAL
SECURITY ASSURANCE GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS
ASSOCIATIONS

RB -- REVENUE BOND

SER -- SERIES

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      [This page intentionally left blank.]

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statements of Operations (000)                                 [GRAPHIC OMITTED]
FOR THE YEAR ENDED OCTOBER 31, 2002

                                                         LARGE CAP          MID CAP       INTERMEDIATE-TERM      GEORGIA
                                                        CORE EQUITY          VALUE              BOND            MUNICIPAL
                                                           FUND              FUND               FUND            BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                                         11/01/01          11/01/01           11/01/01          11/01/01
                                                        TO 10/31/02       TO 10/31/02        TO 10/31/02       TO 10/31/02
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income................................      $  2,482            $ 533              $   --            $   --
   Interest Income ...............................           303              143               7,318             2,064
   Less: Foreign Taxes Withheld...................           (12)              (6)                 --                --
---------------------------------------------------------------------------------------------------------------------------
   Total Investment Income........................         2,773              670               7,318             2,064
---------------------------------------------------------------------------------------------------------------------------
Expenses
   Investment Advisory Fees ......................         1,060              272                 643               215
   Administrative Fees ...........................           249              145                 201               115
   Custodian Fees ................................            15                8                  14                 7
   Transfer Agent Fees ...........................            81               80                  64                40
   Professional Fees .............................            43               12                  44                11
   Registration Fees .............................            25                9                  15                 4
   Printing Fees .................................             6                5                   8                 2
   Trustee Fees...................................            10                2                   7                 3
   Distribution Fees -- Class A Shares............             3                2                   1                 1
   Distribution Fees -- Class B Shares............             4                8                   1                --
   Distribution Fees -- Class C Shares............            16               13                  --                --
   Deferred Offering Fees(1)......................            53               30                  40                11
   Other Fees ....................................             5                4                   9                20
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses.................................         1,570              590               1,047               429
     Less: Investment Advisory Fees Waived........            --             (167)                 --                --
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses...................................         1,570              423               1,047               429
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income .........................         1,203              247               6,271             1,635
Net Realized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Investments .......        (3,101)            (170)              2,521               313
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ...............       (33,206)          (5,988)              2,271               649
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments...............................       (36,307)          (6,158)              4,792               962
   Net Increase (Decrease) in Net Assets
     from Operations .............................      $(35,104)         $(5,911)            $11,063            $2,597
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

(1) Deferred Offering Fees -- Offering Fees, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, have been amortized over a twelve-month period since the Fund's inception on June 27, 2001. As of October 31, 2002 these deferred offering costs were fully amortized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets (000)[GRAPHIC OMITTED] FOR THE PERIODS ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2001

                                                                  LARGE CAP                    MID CAP
                                                                 CORE EQUITY                    VALUE
                                                                    FUND                        FUND
------------------------------------------------------------------------------------------------------------------
                                                             11/01/01    10/12/01 (1)   11/01/01     10/12/01 (1)
                                                            TO 10/31/02   TO 10/31/01  TO 10/31/02    TO 10/31/01
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)...........................    $  1,203      $   (6)     $    247       $    (2)
   Net Realized Gain (Loss) on Investments ...............      (3,101)        (40)         (170)          (24)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .......................     (33,206)     (2,641)       (5,988)         (183)
------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations......................................     (35,104)     (2,687)       (5,911)         (209)
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income:
     Institutional Shares ................................      (1,090)         --            (6)           --
     Class A Shares.......................................          (6)         --            --            --
     Class B Shares.......................................          --          --            --            --
     Class C Shares.......................................          (4)         --            --            --
   Realized Capital Gains:
     Institutional Shares.................................          --          --           (19)           --
     Class A Shares ......................................          --          --            --            --
     Class B Shares.......................................          --          --            --            --
     Class C Shares.......................................          --          --            --            --
------------------------------------------------------------------------------------------------------------------
   Total Distributions....................................      (1,100)         --           (25)           --
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (2):
   Institutional Shares:
     Proceeds in Connection with the Acquisition of
        Common/Collective Trust Fund Assets (3)...........          --     150,234            --        16,706
     Proceeds from Shares Issued .........................      84,075       3,376        30,652         3,594
     Reinvestment of Cash Distributions...................          60          --            14            --
     Cost of Redeemed Shares .............................     (43,442)     (1,621)       (5,829)         (852)
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from
     Institutional Shares Transactions....................      40,693     151,989        24,837        19,448
   Class A Shares:
     Proceeds from Shares Issued .........................       2,368          41         1,625            51
     Reinvestment of Cash Distributions...................           4          --            --            --
     Cost of Redeemed Shares..............................        (218)         --          (208)           --
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions.       2,154          41         1,417            51
   Class B Shares:
     Proceeds from Shares Issued .........................         893          15         1,423            99
     Reinvestment of Cash Distributions...................           1          --            --            --
     Cost of Redeemed Shares..............................         (21)         --           (74)           --
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Share Transactions          873          15         1,349            99
   Class C Shares:
     Proceeds from Shares Issued .........................       3,360          17         2,310            20
     Reinvestment of Cash Distributions...................           4          --            --            --
     Cost of Redeemed Shares..............................        (126)         --           (81)           --
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class C Share Transactions        3,238          17         2,229            20
Net Increase in Capital Share Transactions................      46,958     152,062        29,832        19,618
------------------------------------------------------------------------------------------------------------------
Total Increase in Net Assets..............................      10,754     149,375        23,896        19,409
------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period....................................     149,375          --        19,409            --
   End of Period..........................................    $160,129    $149,375       $43,305       $19,409
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on October 12, 2001.
(2) See Note 6 in the Notes to Financial Statements.
(3) See Note 11 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.
22

                                                                  INTERMEDIATE-TERM              GEORGIA
                                                                        BOND                    MUNICIPAL
                                                                        FUND                    BOND FUND
----------------------------------------------------------------------------------------------------------------
                                                              11/01/01   10/12/01 (1)    11/01/01   10/12/01 (1)
                                                             TO 10/31/02  TO 10/31/01   TO 10/31/02  TO 10/31/01
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)...........................  $    6,271        $  194    $   1,635     $     63
   Net Realized Gain (Loss) on Investments ...............       2,521            85          313           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .......................       2,271         1,213          649           90
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations......................................      11,063         1,492        2,597          153
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income:
     Institutional Shares ................................      (6,247)         (197)      (1,626)         (64)
     Class A Shares.......................................         (17)           --           (8)          --
     Class B Shares.......................................          (3)           --           --           --
     Class C Shares.......................................          --            --           --           --
   Realized Capital Gains:
     Institutional Shares.................................         (86)           --           --           --
     Class A Shares ......................................          --            --           --           --
     Class B Shares.......................................          --            --           --           --
     Class C Shares.......................................          --            --           --           --
----------------------------------------------------------------------------------------------------------------
   Total Distributions....................................      (6,353)         (197)      (1,634)         (64)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions (2):
   Institutional Shares:
     Proceeds in Connection with the Acquisition of
        Common/Collective Trust Fund Assets (3)...........          --       100,599           --       43,202
     Proceeds from Shares Issued .........................      80,911         2,380       11,649          215
     Reinvestment of Cash Distributions...................         150             4            1           --
     Cost of Redeemed Shares .............................     (33,457)       (1,777)      (6,571)        (205)
----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from
     Institutional Shares Transactions....................      47,604       101,206        5,079       43,212
   Class A Shares:
     Proceeds from Shares Issued .........................       1,273            --          680           --
     Reinvestment of Cash Distributions...................          15            --            2           --
     Cost of Redeemed Shares..............................        (463)           --         (238)          --
----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions.         825            --          444           --
   Class B Shares:
     Proceeds from Shares Issued .........................         326            --           --           --
     Reinvestment of Cash Distributions...................           2            --           --           --
     Cost of Redeemed Shares..............................          --            --           --           --
----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Share Transactions          328            --           --           --
   Class C Shares:
     Proceeds from Shares Issued .........................          --            --           --           --
     Reinvestment of Cash Distributions...................          --            --           --           --
     Cost of Redeemed Shares..............................          --            --           --           --
----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class C Share Transactions           --            --           --           --
Net Increase in Capital Share Transactions................      48,757       101,206        5,523       43,212
----------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets................................      53,467       102,501        6,486       43,301
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period....................................     102,501            --       43,301           --
   End of Period..........................................    $155,968      $102,501      $49,787      $43,301
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED OCTOBER 31


            Net                 Realized and                                Net                    Net
           Asset                 Unrealized  Distributions Distributions   Asset                 Assets,      Ratio
           Value,       Net         Gains      from Net      from Net      Value,                 End      of Expenses
         Beginning  Investment  (Losses) on   Investment    Investment      End      Total     of Period   to Average
         of Period    Income     Securities     Income         Gain      of Period   Return+     (000)     Net Assets
         ---------  ----------  ------------ ------------- ------------- ---------  --------   ---------   -----------
------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
Institutional
2002       $ 9.82     $ 0.06      $(1.71)       $(0.06)      $   --      $ 8.11      (16.89)%   $154,860         0.88%
2001(1)     10.00         --       (0.18)           --           --        9.82      (1.80)      149,304         1.00
Class A
2002       $ 9.82     $ 0.04      $(1.73)       $(0.04)      $   --      $ 8.09      (17.22)%   $  1,855         1.08%
2001(2)     10.10         --       (0.28)           --           --        9.82      (2.77)           40         1.25
Class B
2002       $ 9.83     $   --      $(1.74)       $(0.02)      $   --      $ 8.07      (17.75)%   $    735         1.84%
2001(3)     10.16         --       (0.33)           --           --        9.83      (3.25)           15         2.00
Class C
2002       $ 9.82     $   --      $(1.73)       $(0.02)      $   --      $ 8.07      (17.65)%   $  2,679         1.82%
2001(4)      9.97         --       (0.15)           --           --        9.82      (1.50)           16         2.00
------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
Institutional
2002       $ 9.87     $ 0.08      $(0.98)       $   --       $(0.01)     $ 8.96      (9.12)%    $ 38,909         1.10%
2001(1)     10.00         --       (0.13)           --           --        9.87      (1.30)       19,242         1.10
Class A
2002       $ 9.88     $ 0.07      $(1.00)       $   --       $(0.01)     $ 8.94      (9.42)%    $  1,232         1.35%
2001(4)      9.91         --       (0.03)           --           --        9.88      (0.30)           51         1.35
Class B
2002       $ 9.88     $ 0.01      $(1.00)       $   --       $(0.01)     $ 8.88      (10.04)%   $  1,254         2.10%
2001(4)      9.91         --       (0.03)           --           --        9.88      (0.30)           97         2.10
Class C
2002       $ 9.87     $ 0.02      $(1.00)       $   --       $(0.01)     $ 8.88      (9.95)%    $  1,910         2.10%
2001(4)      9.91         --       (0.04)           --           --        9.87      (0.40)           19         2.10
------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------
Institutional
2002       $10.13     $ 0.43      $ 0.23        $(0.43)      $(0.01)     $10.35      6.75%      $154,782         0.73%
2001(1)     10.00       0.02        0.13         (0.02)          --       10.13      1.50        102,501         1.00
Class A
2002(5)    $ 9.97     $ 0.41      $ 0.40        $(0.41)      $(0.01)     $10.36      8.37%      $    852         0.94%
Class B
2002(6)    $10.21     $ 0.33      $ 0.16        $(0.33)      $(0.01)     $10.36      4.97%      $    334         1.69%
------------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------
Institutional
2002       $10.02     $ 0.34      $ 0.16        $(0.34)      $   --      $10.18      5.12%      $ 49,326         0.90%
2001(1)     10.00       0.01        0.02         (0.01)          --       10.02      0.35         43,301         1.00
Class A
2002(7)    $ 9.71     $ 0.26      $ 0.47        $(0.26)      $   --      $10.18      7.65%      $    461         1.17%

                                            Ratio
               Ratio       Ratio            of Net
              of Net    of Expenses       Investment
            Investment   to Average    Income (Loss) to
           Income (Loss) Net Assets       Average Net     Portfolio
         Be to Average   (Excluding    Assets (Excluding   Turnover
         of Net Assets    Waivers)          Waivers)         Rate
         --------------  ----------    -----------------  ---------
--------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------
Institution
2002           0.69%        0.88%            0.69%           23.81%
2001(1)       (0.08)        1.39            (0.47)            3.02
Class A
2002           0.54%        1.08%            0.54%           23.81%
2001(2)       (0.45)        1.66            (0.86)            3.02
Class B
2002          (0.21)%      1.84%           (0.21)%          23.81%
2001(3)       (0.96)        2.49            (1.45)            3.02
Class C
2002          (0.19)%      1.82%           (0.19)%          23.81%
2001(4)       (0.83)        2.40            (1.23)            3.02
--------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------
Institution
2002           1.00%        1.57%            0.53%           36.34%
2001(1)       (0.22)        3.10            (2.22)            5.14
Class A
2002           1.05%        1.69%            0.71%           36.34%
2001(4)       (0.22)        3.37            (2.24)            5.14
Class B
2002           0.12%        2.48%           (0.26)%          36.34%
2001(4)       (0.72)        4.23            (2.85)            5.14
Class C
2002           0.27%        2.46%           (0.09)%          36.34%
2001(4)       (0.94)        4.02            (2.86)            5.14
--------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------
Institution
2002           4.39%        0.73%            4.39%           44.70%
2001(1)        4.10         1.28             3.82             2.65
Class A
2002(5)        4.12%        0.94%            4.12%           44.70%
Class B
2002(6)        3.21%        1.69%            3.21%           44.70%
--------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------
Institution
2002           3.42%        0.90%            3.42%           33.70%
2001(1)        3.11         1.47             2.64             0.00
Class A
2002(7)        3.09%        1.17%            3.09%           33.70%

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.

(1) Commenced operations on October 12, 2001. All ratios for the period have been annualized.

(2) Commenced operations on October 25, 2001. All ratios for the period have been annualized.

(3) Commenced operations on October 28, 2001. All ratios for the period have been annualized.

(4) Commenced operations on October 24, 2001. All ratios for the period have been annualized.

(5) Commenced operations on November 19, 2001. All ratios for the period have been annualized.

(6) Commenced operations on November 7, 2001. All ratios for the period have been annualized.

(7) Commenced operations on December 21, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
24

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements                                  [GRAPHIC OMITTED]
OCTOBER 31, 2002

1. ORGANIZATION
--------------------------------------------------------------------------------
The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with forty funds. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (the "Funds"). On October 12, 2001, certain common/collective Trust Funds of Synovus Funds Investment Advisors were converted into The Advisors' Inner Circle Fund (See Note 11). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
The following is a summary of the significant accounting policies followed by the Funds.

      SECURITY VALUATION -- Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of October 31, 2002, are valued at fair value using methods determined in good faith by the Board of Trustees.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      CLASSES -- Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
OCTOBER 31, 2002

      EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

      DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly for the Large Cap Core Equity Fund, and declared and paid annually for Mid Cap Value Fund. The Intermediate-Term Bond and Georgia Municipal Bond Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.

      OPTION SELLING/PURCHASING-- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.  TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------
Certain officers of the Trust are also officers of SEI Investments Global Funds Services, (formerly, SEI Investments Mutual Funds Services, the "Administrator"), a wholly owned subsidiary of SEI Investments Company. The Distributor is SEI Investments Distribution Co. (SIDCO). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services, the Distributor received $6,728 from the Large Cap Core Equity Fund, $2,541 from the Mid Cap Value Fund, $3,946 from the Intermediate-Term Bond Fund and no fees from the Georgia Municipal Bond Fund for the year ended October 31, 2002 through a reduction in the yield earned on those repurchasing agreements.

--------------------------------------------------------------------------------
26

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Class A Shares as compensation for distribution services.

The Distributor or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of up to 0.75% of each Fund's assets attributable to Class B and Class C Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to Class B and Class C Shares as compensation for shareholder services.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE                              CONTINGENT DEFERRED
PURCHASE MADE                               SALES CHARGE
-------------                            -------------------
First                                              5%
Second                                             4%
Third                                              3%
Fourth                                             3%
Fifth                                              2%
Sixth                                              1%
Seventh and Following                            None

A contingent deferred sales charge (CDSC) of 1% is imposed on certain redemptions of Class C Shares.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and Synovus Funds Investment Advisors (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001 under which the Adviser receives an annual fee equal to 0.60%, 0.75%, 0.45%, and 0.45% of the average daily net assets of the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond, and Georgia Municipal Bond Funds, respectively. Steinberg Priest & Sloane Capital Management, LLC (formerly known as Steinberg Priest Capital Management Co. Inc.) acts as the Investment Sub-Adviser on behalf of the Mid Cap Value Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

The Funds' actual total operating expenses, after voluntary fee waiver are expected to be limited as follows:

                                              INTERMEDIATE-
                         LARGE CAP   MID CAP      TERM       GEORGIA
                        CORE EQUITY   VALUE       BOND      MUNICIPAL
                           FUND       FUND        FUND        FUND
                        -----------  -------  ------------- ---------
  Institutional Shares     1.00%      1.10%      1.00%        1.00%
  Class A Shares           1.25%      1.35%      1.25%        1.25%
  Class B Shares           2.00%      2.10%      2.00%          --
  Class C Shares           2.00%      2.10%        --           --


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
OCTOBER 31, 2002

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

6.  CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------
Capital Share Transactions for the Funds for the period from November 1, 2001 through October 31, 2002 were as follows (000):

                                               INTERMEDIATE-
                         LARGE CAP   MID CAP       TERM        GEORGIA
                        CORE EQUITY   VALUE        BOND       MUNICIPAL
                           FUND       FUND         FUND         FUND
                        -----------  -------   -------------  ---------
Share transactions:
Class I:
  Issued                   8,453      2,970        8,150        1,180
  Issued in Lieu of
     Cash Distributions        7          1           15           --
  Redeemed                (4,561)      (577)      (3,335)        (657)
                          ------      -----       ------        -----
  Net Institutional Class
     Transactions          3,899      2,394        4,830          523
                          ------      -----       ------        -----
Class A:
  Issued                     252        156          126           69
  Issued in Lieu of
     Cash Distributions        1         --            1           --
  Redeemed                   (27)       (23)         (45)         (24)
                          ------      -----       ------        -----
  Net Class A Transactions   226        133           82           45
                          ------      -----       ------        -----
Class B:
  Issued                      92        140           32           --
  Redeemed                    (3)        (8)          --           --
                          ------      -----       ------        -----
  Net Class B Transactions    89        132           32           --
                          ------      -----       ------        -----
Class C:
  Issued                     345        222           --           --
  Redeemed                   (15)        (9)          --           --
                          ------      -----       ------        -----
  Net Class C Transactions   330        213           --           --
                          ------      -----       ------        -----
  Net Increase in Shares   4,544      2,872        4,944          568
                          ======      =====       ======        =====

7.  INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period from November 1, 2001 through October 31, 2002 were as follows (000):

                                          INTERMEDIATE-
                    LARGE CAP   MID CAP       TERM        GEORGIA
                   CORE EQUITY   VALUE        BOND       MUNICIPAL
                      FUND       FUND         FUND         FUND
                   -----------  -------   -------------  ----------
Purchases:
  U.S. Government    $    --    $    --      $55,196      $    --
  Other               84,844     44,096       49,153       22,550
Sales:
  U.S. Government         --         --       38,412           --
  Other               37,710     10,836       19,825       15,475

8.  WRITTEN OPTIONS:
--------------------------------------------------------------------------------
The Large Cap Core Equity Fund entered into written option transactions during the year ended October 31, 2002 and are summarized as follows:

                               # OF           PREMIUM
                             CONTRACTS         (000)
                             ---------      -----------
Balance at beginning of year    1,740        $    183
Written                        21,684           4,053
Expired                        (2,070)           (510)
Closing Buys                  (15,993)         (3,243)
                              -------        --------
Balance at end of year         5,361         $    483
                              ======         ========

9. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2002 (000):

                                 UNDISTRIBUTED   ACCUMULATED
                       PAID-IN  NET INVESTMENT    REALIZED
                       CAPITAL       LOSS           GAIN
                       -------  --------------   -----------
Mid Cap Value Fund        --        $(57)            $57

This reclassification had no impact on net assets or net asset value of the Fund.

--------------------------------------------------------------------------------
28

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

The tax character of dividends and distributions paid during the last two years were as follows (000):

                                          ORDINARY    LONG-TERM        TAX
                                           INCOME   CAPITAL GAIN  EXEMPT INCOME   TOTAL
                                          --------  ------------  -------------  -------
Large Cap Core Equity Fund        2002     $1,100      $ --         $    --       $1,100
                                  2001         --        --              --          --
Mid Cap Value Fund                2002          6        19              --          25
                                  2001         --        --              --          --
Intermediate-Term Bond Fund       2002      6,267        86              --       6,353
                                  2001        197        --              --         197
Georgia Municipal Bond Fund       2002        171        --           1,463       1,634
                                  2001          1        --              63          64

                                                LARGE CAP                                  GEORGIA
                                               CORE EQUITY    MID CAP  INTERMEDIATE-TERM  MUNICIPAL
                                                  FUND      VALUE FUND     BOND FUND      BOND FUND
                                               -----------  ---------- -----------------  ---------
     Undistributed Ordinary Income              $    147     $   264        $1,789        $  124
     Undistributed Tax-Exempt Income                  --          --            --           159
     Undistributed Long-Term Capital Gain             --          --         1,305           191
     Capital Loss Carryforwards                   (2,972)        (17)           --            --
     Unrealized Appreciation (Depreciation)      (28,343)     (6,058)        6,030         2,515
     Other Temporary Differences                     (50)        (23)         (574)         (161)
                                                --------     -------        ------        ------
     Total Distributable Earnings

       (Accumulated Losses)                     $(31,218)    $(5,834)       $8,550        $2,828
                                                ========     =======        ======        ======

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows (000):

                                                                 TOTAL CAPITAL
                                   EXPIRES         EXPIRES       LOSS CARRYOVER
                                    2010            2009            10/31/02
                                   -------         -------       --------------
     Large Cap Core Equity Fund     $2,932           $40             $2,972
     Mid Cap Value Fund                 17            --                 17

For Federal income tax purposes, the cost of securities owned at October 31, 2002, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales and straddles on options which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2002, were as follows (000):

                                                                            NET UNREALIZED
                                      FEDERAL    APPRECIATED  DEPRECIATED    APPRECIATION
                                     TAX COST    SECURITIES   SECURITIES    (DEPRECIATION)
                                     --------    -----------  -----------   --------------
     Large Cap Core Equity Fund       $187,718      $9,502     $(37,845)       $(28,343)
     Mid Cap Value Fund                 49,355       2,858       (8,916)         (6,058)
     Intermediate-Term Bond Fund       148,534       7,307       (1,277)          6,030
     Georgia Municipal Bond Fund        46,838       2,541          (26)          2,515
-------------------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements                                  [GRAPHIC OMITTED]
OCTOBER 31, 2002

10. CONCENTRATION OF CREDIT RISK:
--------------------------------------------------------------------------------
The Georgia Municipal Bond Fund invests primarily in debt securities in the State of Georgia. Therefore, the issuers' abilities to meet their obligations may be affected by economic and political developments in that state.

11. COMMON/COLLECTIVE TRUST FUND CONVERSIONS:
--------------------------------------------------------------------------------
On October 12, 2001, certain Common/Collective Trust Funds of Synovus Funds Investment Advisors were converted into The Advisors' Inner Circle Fund. The Funds involved in the conversion were as follows:

COMMON/COLLECTIVE TRUST FUND                 ADVISORS' INNER CIRCLE FUND
----------------------------                 ---------------------------
Personal Trust Equity Fund                   Synovus Large Cap Core Equity Fund
Employee Benefits Equity Fund                Synovus Large Cap Core Equity Fund
Steinberg Priest Mid Cap Value Fund          Synovus Mid Cap Value Fund
Personal Trust Fixed Income Fund             Synovus Intermediate-Term Bond Fund
Employee Benefits Fixed Income Fund          Synovus Intermediate-Term Bond Fund
Georgia Municipal Fund                       Synovus Georgia Municipal Bond Fund

The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The number of shares issued by each Fund and the net assets (including unrealized appreciation) of each Common/Collective Trust Fund immediately before the conversion were as follows:

                                                                                    COMMON/
                                                                                 COLLECTIVE TRUST
                                                                                    FUND SHARES          SYNOVUS
                                                                  UNREALIZED         PRIOR TO            SHARES
COMMON/COLLECTIVE TRUST FUND                   NET ASSETS        APPRECIATION       CONVERSION           ISSUED
----------------------------                   ----------        ------------    ----------------        ------
Personal Trust Equity Fund                     $91,153,858         $7,673,659        1,067,872          9,115,386
Employee Benefits Equity Fund                   59,079,792                 --        1,091,011          5,907,979
Steinberg Priest Mid Cap Value Fund             16,706,106            307,832        1,287,763          1,670,611
Personal Trust Fixed Income Fund                76,619,689          2,545,746        9,944,134          7,661,969
Employee Benefits Fixed Income Fund             23,979,264                 --          788,549          2,397,926
Georgia Municipal Fund                          43,201,945          1,776,614        4,796,255          4,320,194

12. CHANGE IN INDEPENDENT AUDITOR (UNAUDITED):
--------------------------------------------------------------------------------
In May 2002, Arthur Andersen LLP (Arthur Andersen) resigned as independent auditor for the Synovus Funds. KPMG LLP (KPMG) was selected as the Funds' independent auditor. The Funds' selection of KPMG as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

The report on the financial statements audited by Arthur Andersen for the period ended October 31, 2001 for the Funds did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its report in the financial statements of such period.


30
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Independent Auditors' Report                                   [GRAPHIC OMITTED]

To the Shareholders and Board of Trustees of Synovus Funds of The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of Synovus Large Cap Core Equity, Synovus Mid Cap Value, Synovus Intermediate-Term Bond and Synovus Georgia Municipal Bond Funds (the "Funds"), four of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended October 31, 2001 and the financial highlights for each of the years or periods ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Synovus Large Cap Core Equity, Synovus Mid Cap Value, Synovus Intermediate-Term Bond and Synovus Georgia Municipal Bond Funds of The Advisors' Inner Circle Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

[KPMG LLP LOGO OMITTED]

Philadelphia, Pennsylvania
December 23, 2002

                                                                              31
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)
                                                               [GRAPHIC OMITTED]

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

                                                                                       NUMBER OF
                                                                                    PORTFOLIOS
                                     TERM OF                                     IN THE ADVISORS'            OTHER
                       POSITION(S)  OFFICE AND                                   INNER CIRCLE FUND        DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD          HELD BY
        AGE 1           THE TRUST  TIME SERVED 2         DURING PAST 5 YEARS           MEMBER            BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)  Vice Chairman of Ameritrust Texas      40       Trustee of The Arbor Funds,
75 yrs. old                                      N.A.,1989-1992, and MTrust Corp.,               The MDL Funds, and The
                                                 1985-1989.                                      Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON      Trustee   (Since 1993)  Pennsylvania State University, Senior  40       Member and Treasurer, Board of
75 yrs. old                                      Vice President, Treasurer (Emeritus);           Trustees of Grove City College.
                                                 Financial and Investment Consultant,            Trustee of The Arbor Funds,
                                                 Professor of Transportation since 1984;         The MDL Funds, and The
                                                 Vice President-Investments, Treasurer,          Expedition Funds.
                                                 Senior Vice President (Emeritus),
                                                 1982-1984. Director, Pennsylvania
                                                 Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee   (Since 1993)  Private investor from 1987 to present. 40       Trustee of The Arbor Funds,
73 yrs. old                                      Vice President and Chief Financial              The MDL Funds, and The
                                                 officer, WesternCompany of North                Expedition Funds.
                                                 America (petroleum service company),
                                                 1980-1986. President of Gene Peters
                                                 and Associates (import company),
                                                 1978-1980. President and Chief
                                                 Executive Officer of Jos. Schlitz
                                                 Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)  Partner, Dechert Price & Rhoads,       40       Trustee of The Arbor Funds,
71 yrs. old                                      September 1987-December 1993.                   The MDL Funds, The Expedition
                                                                                                 Funds, SEI Asset Allocation Trust,
                                                                                                 SEI Daily Income Trust, SEI
                                                                                                 Index Funds, SEI Institutional
                                                                                                 International Trust, SEI
                                                                                                 Institutional Investments Trust,
                                                                                                 SEI Institutional Managed Trust,
                                                                                                 SEI Insurance Products Trust, SEI
                                                                                                 Liquid Asset Trust and SEI Tax
                                                                                                 Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)  Chief Executive Officer, Newfound      40       Trustee, Navigator Securities
60 yrs. old                                      Consultants Inc. since April 1997.              Lending Trust, since 1995. Trustee
                                                 General Partner, Teton Partners, L.P.,          of The Fulcrum Trust. Trustee of
                                                 June 1991-December 1996; Chief                  The Arbor Funds, The MDL Funds
                                                 Financial Officer, Nobel Partners, L.P.,        The Expedition Funds, SEI Asset
                                                 March 1991-December1996;                        Allocation Trust, SEI Daily
                                                 Treasurer and Clerk, Peak Asset                 Income Trust, SEI Index Funds,
                                                 Management, Inc., since 1991.                   SEI Institutional International
                                                                                                 Trust, SEI Institutional
                                                                                                 Investments Trust, SEI
                                                                                                 Institutional Managed Trust, SEI
                                                                                                 Insurance Products Trust, SEI
                                                                                                 Liquid Asset Trust and SEI Tax
                                                                                                 Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
32
SYNOVUS FUNDS
--------------------------------------------------------------------------------
Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)
                                                               [GRAPHIC OMITTED]

                                                                                       NUMBER OF
                                                                                    PORTFOLIOS
                                     TERM OF                                     IN THE ADVISORS'            OTHER
                       POSITION(S)  OFFICE AND                                   INNER CIRCLE FUND        DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD          HELD BY
        AGE 1           THE TRUST  TIME SERVED 2         DURING PAST 5 YEARS           MEMBER            BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991)  Currently performs various services    40      Trustee of The Arbor Funds, Bishop
56 yrs. old           of the Board               on behalf of SEI Investments for               Street Funds, The Expedition
                       of Trustees               which Mr. Nesher is compensated.               Funds, The MDL Funds, SEI Asset
                                                 Executive Vice President of SEI                Allocation Trust, SEI Daily
                                                 Investments, 1986-1994. Director and           Income Trust, SEI Index Funds,
                                                 Executive Vice President of the                SEI Institutional International
                                                 Administrator and the Distributor,             Trust, SEI Institutional
                                                 1981-1994.                                     Investments Trust, SEI
                                                                                                Institutional Managed Trust, SEI
                                                                                                Insurance Products Trust, SEI
                                                                                                Liquid Asset Trust and SEI Tax
                                                                                                Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)  Partner, Morgan, Lewis & Bockius LLP   40      Trustee of The Arbor Funds, The
1701 Market Street,                              (law firm), counsel to the Trust, SEI          MDL Funds, The Expedition
Philadelphia, PA 19103                           Investments, the Administrator and             Funds, SEI Asset Allocation Trust,
62 yrs. old                                      the Distributor. Director of SEI               SEI Daily Income Trust, SEI
                                                 Investments since 1974; Secretary of           Index Funds, SEI Institutional
                                                 SEI Investments since 1978.                    International Trust, SEI Institu-
                                                                                                tional Investments Trust, SEI
                                                                                                Institutional Managed Trust,
                                                                                                SEI Insurance Products Trust,
                                                                                                SEI Liquid Asset
                                                                                                Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)
                                                               [GRAPHIC OMITTED]

                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                              TERM OF                                           IN THE ADVISORS'       OTHER
                           POSITION(S)       OFFICE AND                                         INNER CIRCLE FUND   DIRECTORSHIPS
    NAME, ADDRESS,          HELD WITH         LENGTH OF         PRINCIPAL OCCUPATION(S)            OVERSEEN BY        HELD BY
        AGE 1              THE TRUST         TIME SERVED          DURING PAST 5 YEARS                OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO               President     (Since 2000)     Vice President and Assistant Secretary     N/A              N/A
38 yrs. old                                                 of SEI Investments since 1998; Vice
                                                            President and Assistant Secretary of
                                                            SEI Investments Global Funds Services
                                                            and SEI Investments Distribution Co.
                                                            since 1999; Associate, Paul, Weiss,
                                                            Rifkind, Wharton & Garrison (law
                                                            firm), 1998; Associate, Baker &
                                                            McKenzie (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY,         Controller and  (Since 2001)     Director, SEI Funds Accounting since       N/A              N/A
CPA                      Chief Financial Officer            November 1999; Audit Manager, Ernst
33 yrs. old                                                 & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN      Vice President   (Since 2001)     Vice President and Assistant Secretary of  N/A              N/A
40 yrs. old                and Secretary                    SEI Investments Global Funds Services and
                                                            SEI Investments Distribution Co. since
                                                            January 2001; Shareholder/Partner,
                                                            Buchanan Ingersoll Professional
                                                            Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN         Vice President   (Since 1995)     Senior Vice President and General Counsel  N/A              N/A
36 yrs. old           and Assistant Secretary               of SEI Investments; Senior Vice President,
                                                            General Counsel and Secretary of SEI
                                                            Investments Global Funds Services and
                                                            SEI Investments Distribution Co. since
                                                            2000; Vice President and Assistant
                                                            Secretary of SEI Investments, SEI
                                                            Global Funds Services and SEI
                                                            Investments Distribution Co. from
                                                            1999-2000; Associate, Dewey Ballantine
                                                            (law firm) from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

--------------------------------------------------------------------------------
34

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)
                                                               [GRAPHIC OMITTED]

                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                              TERM OF                                           IN THE ADVISORS'       OTHER
                           POSITION(S)       OFFICE AND                                         INNER CIRCLE FUND   DIRECTORSHIPS
    NAME, ADDRESS,          HELD WITH         LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY         HELD BY
        AGE 1              THE TRUST         TIME SERVED          DURING PAST 5 YEARS                OFFICER           OFFICER
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS        Vice President and (Since 1998)     Vice President and Assistant Secretary    N/A               N/A
38 yrs. old             Assistant Secretary                 of SEI Investments, SEI Investments
                                                            Global Funds Services and SEI
                                                            Investments Distribution Co. since
                                                            1998; Assistant General Counsel and
                                                            Director of Arbitration, Philadelphia
                                                            Stock Exchange from 1989-1998.
---------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO     Assistant Vice President(Since 2000)   Vice President and Assistant Secretary    N/A               N/A
34 yrs. old           and Assistant Secretary               of SEI Investments Global Funds Services
                                                            and SEI Investments Distribution Co.
                                                            since 1999; Associate, Dechert (law
                                                            firm) from 1997-1999; Associate,
                                                            Richter, Miller & Finn (law firm) from
                                                            1994-1997.
---------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI   Assistant Vice President(Since 2000)   Vice President and Assistant Secretary    N/A               N/A
34 yrs. old                and Secretary                    of SEI Investments Global Funds Services
                                                            and SEI Investments Distribution Co.
                                                            since 2000; Vice President, Merrill
                                                            Lynch & Co. Asset Management Group
                                                            from 1998 - 2000; Associate at Pepper
                                                            Hamilton LLP from 1997-1998.
---------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.            Vice President and (Since 2000)     Vice President and Assistant Secretary    N/A               N/A
MCCULLOUGH              Assistant Secretary                 of SEI Investments Global Funds Services
42 yrs. old                                                 and SEI Investments Distribution Co.
                                                            since 1999; Associate at White and
                                                            Williams LLP from 1991-1999.
---------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH           Vice President and (Since 2001)     Vice President and Assistant Secretary    N/A               N/A
31 yrs. old             Assistant Secretary                 of SEI Investments Global Funds Services and SEI
                                                            Investments Distribution Co. since
                                                            2001; Associate at Howard Rice
                                                            Nemorvoski Canady Falk & Rabkin from
                                                            1998-2001; Associate at Seward &
                                                            Kissel from 1996-1998.
---------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                             NOTICE TO SHAREHOLDERS
                                       OF
                                  SYNOVUS FUNDS

For the shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, each Fund is designating the following items with regard to distributions paid during the year.

                                    LONG TERM
                                   (20% RATE)       ORDINARY      TAX-EXEMPT
                                  CAPITAL GAIN       INCOME         INCOME          TOTAL        QUALIFYING
             FUND                 DISTRIBUTION    DISTRIBUTIONS  DISTRIBUTION   DISTRIBUTIONS   DIVIDENDS (1)
             ----                 ------------    -------------  ------------   -------------   -------------
Large Cap Core Equity Fund            0.00%          100.00%         0.00%         100.00%          51.62%
Mid Cap Value Fund                   74.52%           25.48%         0.00%         100.00%         100.00%
Intermediate-Term Bond Fund           1.47%           98.53%         0.00%         100.00%           0.00%
Georgia Municipal Bond Fund           0.00%            1.39%        98.61%         100.00%           0.00%


-----------------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

--------------------------------------------------------------------------------
36

--------------------------------------------------------------------------------
     TRUST:
     The Advisors' Inner Circle Fund

     THE SYNOVUS FUNDS:
     Synovus Large Cap Core Equity Fund
     Synovus Mid Cap Value Fund
     Synovus Intermediate-Term Bond Fund
     Synovus Georgia Municipal Bond Fund

     ADVISER:
     Synovus Funds Investment Advisors
     P.O. Box 23042
     Columbus, GA 31902-1313

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP

--------------------------------------------------------------------------------
SNV-AR-001-0200